Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 66,379	$ 62,132
Loss On Intangible Of Impairment	$ 653	$ 82